Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Cash Flows From Operating Activities:
Net loss	$ (14,511,750)	$ (2,983,958)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense	0	12,951
Stock-based compensation	5,012,917	2,419
Depreciation and amortization	69,224	73,913
Impairment of intangible asset	350,000	0
Loss on disposal of property and equipment	0	17,875
Amortization of debt discount	25,758	0
Loss on settlement of litigation	25,000	0
Net loss on settlement of debt and accrued compensation	7,662,388	0
Changes in operating assets and liabilities:
Accounts receivable	(1,050)	(1,771)
Prepaids expenses and other current assets	(486)	3,750
Deferred revenues	969,000	0
Accounts payable and accrued liabilities	386,903	500,747
Accounts payable and accrued liabilities, related parties	149,664	445,499
Accrued compensation	(800,814)	255,003
Net Cash Used in Operating Activities	(663,246)	(1,673,572)
Cash Flows from Investing Activities
Payments for the purchase of property and equipment	0	(3,010)
Proceeds from sale of property and equipment	0	5,000
Net Cash Provided by Investing Activities	0	1,990
Cash Flows From Financing Activities:
Proceeds from notes payable	65,000	0
Proceeds from notes payable - related party	694,575	0
Proceeds from convertible notes payable, related parties	0	1,640,532
Net Cash Provided by Financing Activities	759,575	1,640,532
Net Increase (Decrease) in Cash and Cash Equivalents	96,329	(31,050)
Cash and Cash Equivalents. Beginning of Year	117	31,167
Cash and Cash Equivalents, End of Year	96,446	117
Supplemental Disclosures of Cash Flows Information:
Cash paid for income tax	0	0
Cash paid for interest	0	0
Noncash Investing and Financing Activities:
Shares issued for equipment.	0	20
Shares issued for accounts payable settlement and notes and convertible noteds payable conversion	18,075,514	0
Warrants issued to settle accrued compensation	1,002,875	0
Note payable discount	$ 44,155	$ 0